Other Financial Assets - Schedule of Other Financial Assets Parenthetical (Detail) - Financial assets at fair value through profit or loss, category [member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets measured at fair value through profit or loss	$ 55	$ 100
Other financial assets [member]
Disclosure of financial assets [line items]
Financial assets measured at fair value through profit or loss	16	16
Trade Deposits And Loans [Member] | Other financial assets [member]
Disclosure of financial assets [line items]
Financial assets measured at fair value through profit or loss	$ 3	$ 0